Revenue (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Revenue [Abstract]
Revenue from costruction contracts and operating leases	₨ 0	₨ 0	₨ 19,983